Vessels - Sales and Leaseback (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lease Commitment [Abstract]
2020	$ 8,191
2021	8,191
2022	8,191
Minimum net lease payments	24,573
Less: Present value discount	(3,145)
Total Obligations under operating leases (current and non-current portion)	$ 21,428	$ 29,382